Summary of Significant Accounting Policies - Schedule of Carrying Value of Goodwill, by Reporting Unit (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Goodwill	$ 5,023,691	$ 4,463,531	$ 4,557,609	$ 4,485,209
GLOBAL RIM BUSINESS
Goodwill
Goodwill	3,955,833	3,972,852	4,022,641	3,940,303
GLOBAL RIM BUSINESS | North America RIM
Goodwill
Goodwill		2,720,049	2,719,182
GLOBAL RIM BUSINESS | Europe RIM
Goodwill
Goodwill		624,502	641,621
GLOBAL RIM BUSINESS | Latin America RIM
Goodwill
Goodwill		107,174	117,834
GLOBAL RIM BUSINESS | ANZ RIM
Goodwill
Goodwill		284,042	301,251
GLOBAL RIM BUSINESS | Asia RIM
Goodwill
Goodwill		240,494	244,294
GLOBAL DATA CENTER BUSINESS
Goodwill
Goodwill	423,372	426,074	436,987	424,568
GLOBAL DATA CENTER BUSINESS | Global Data Center
Goodwill
Goodwill		426,074	436,987
CORPORATE AND OTHER BUSINESS
Goodwill
Goodwill	$ 644,486	64,605	97,981	$ 120,338
CORPORATE AND OTHER BUSINESS | Fine Arts
Goodwill
Goodwill		27,905	15,176
CORPORATE AND OTHER BUSINESS | Entertainment Services
Goodwill
Goodwill		33,291	35,159
CORPORATE AND OTHER BUSINESS | Technology Escrow Services(1)
Goodwill
Goodwill		$ 0	$ 46,105